Significant events after the reporting period (Details) € in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Feb. 28, 2022 AUD ($)
Disclosure of non-adjusting events after reporting period [line items]
Repayments on third party borrowings		€ 950	€ 569	€ 625
Other disposals of assets | Forecast
Disclosure of non-adjusting events after reporting period [line items]
Consideration receivable, asset sale agreement | $					$ 275
€700 million 0.75% Notes 2022
Disclosure of non-adjusting events after reporting period [line items]
Notional amount		€ 700
Borrowings, interest rate		0.75%
€700 million 0.75% Notes 2022 | Repayment of borrowings
Disclosure of non-adjusting events after reporting period [line items]
Repayments on third party borrowings	€ 700